Loans Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2021 USD ($) integer	Dec. 31, 2020 USD ($) integer
Number of contracts modified as TDRs | integer	4	6
Pre-Modification outstanding recorded investment	$ 3,262,160	$ 591,826
Post-Modification outstanding recorded investment	$ 3,262,160	$ 687,751
Commercial Loan [Member]
Number of contracts modified as TDRs | integer	1
Pre-Modification outstanding recorded investment	$ 41,751
Post-Modification outstanding recorded investment	$ 41,751
Residential real estate - 1st lien [Member]
Number of contracts modified as TDRs | integer	1	6
Pre-Modification outstanding recorded investment	$ 67,007	$ 591,826
Post-Modification outstanding recorded investment	$ 67,007	$ 687,751
Commercial Real Estates [Member]
Number of contracts modified as TDRs | integer	2
Pre-Modification outstanding recorded investment	$ 3,153,402
Post-Modification outstanding recorded investment	$ 3,153,402